Income Taxes (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Deferred tax assets valuation allowance			$ 9,300,000	$ 6,800,000
Deferred tax intangible assets			(1,949)	(1,139)
Deferred tax intangible assets			1,949	1,139
Deferred tax assets, operating loss carryforwards, subject to expiration			10,800,000
Deferred tax assets, operating loss carryforwards, not subject to expiration			15,000,000.0
Income tax expense		$ 0	$ 2,872	$ 4,764
Income tax rate	0.00%		21.00%	21.00%
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			$ 32,800,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			8,900,000
Deferred tax assets, operating loss carryforwards, subject to expiration			$ 3,500,000
Deferred tax assets, operating loss carryforwards, not subject to expiration				$ 20,000,000.0